Capital Management and Solvency - Composition of Total Capitalization and Calculation of Gross Financial Leverage Ratio (Detail) - EUR (€) € in Millions		Dec. 31, 2019	Dec. 31, 2018		Jan. 01, 2018 [1]
Disclosure of capital management and solvency [line items]
Total shareholders' equity-based on IFRS as adopted by the EU		€ 22,457	€ 19,518
Non-controlling interests and long term incentive plans not yet vested		73	80
Revaluation reserves		(5,868)	(3,436)
Adjusted shareholders' equity		16,662	16,162
Subordinated borrowings		2,207	1,389	[1]	€ 764
Trust pass-through securities		136	133	[1]	€ 133
Currency revaluation other equity instruments1)	[2]	54	110
Hybrid leverage		4,916	4,895
Senior debt	[3]	1,738	1,774
Senior leverage		1,738	1,774
Total gross financial leverage		6,653	6,669
Total capitalization		€ 23,316	€ 22,831
Gross financial leverage ratio		28.50%	29.20%
Fixed Charge Coverage		7.7	8.2
Fixed floating subordinated notes [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		€ 1,404	€ 1,389
Fixed subordinated notes [member]
Disclosure of capital management and solvency [line items]
Subordinated borrowings		804
Perpetual contingent convertible securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		500
Junior perpetual capital securities [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		1,564	2,808
Perpetual cumulative subordinated bonds [member]
Disclosure of capital management and solvency [line items]
Other equity instruments		€ 454	€ 454

[1]	Amounts have been restated to reflect voluntary changes in accounting policies related to liability adequacy testing that was adopted by Aegon effective January 1, 2019. Refer to note 2.1.2 Voluntary changes in accounting policies for details about this change.
[2]	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
[3]	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (7) million (2018: EUR (1) million).